Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (5,823)	$ (4,799)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	407	473
Loss from disposal of property and equipment	30
Accrued interest	(8)	(7)
Share-based compensation to employees and consultants	345	735
Exchange differences on cash and cash equivalents	(35)	(71)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(15)	150
Decrease (increase) in inventories	36	(111)
Decrease (increase) in other accounts receivable and prepaid expenses	(166)	69
Decrease in operating lease right of use assets	345	325
Increase (decrease) in trade payables	(354)	(299)
Decrease in operating lease liabilities	(232)	(112)
Increase (decrease) in accrued liabilities and other payables	88	40
Net cash used in operating activities	(5,382)	(3,607)
Cash flows from investing activities:
Purchase of property and equipment	(75)	(12)
Proceeds from sale of property and equipment	83	1
Net cash provided by (used in) investing activities	8	(11)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants less issuance expenses	1,719	3,102
Proceeds on account of shares yet to be issued, net of issuance costs	620
Net cash provided by financing activities	2,339	3,102
Effect of exchange rate changes on cash and cash equivalents	3	41
Net decrease in cash and cash equivalents	(3,032)	(475)
Cash and cash equivalents at the beginning of the period	5,591	11,909
Cash and cash equivalents at the end of the period	2,559	11,434
Supplemental disclosure of non-cash activities:
Right of use assets recognized with corresponding lease liabilities	46	58
Capitalization of Share-based compensation to inventory	$ 3	$ 2